Fair Values - Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	$ 9,496	$ 16,963
Mortgage Servicing Rights	1,900	2,900
Other loans	4,997,318	4,757,461
Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	9,496	16,963
Other loans	4,997,318	4,757,461
Nonrecurring basis
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	9,496	16,963
Mortgage Servicing Rights	1,867	2,928
Other loans	8,515	10,312
Nonrecurring basis | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Mortgage Servicing Rights	1,867	2,928
Other loans	0	0
Nonrecurring basis | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	9,496	16,963
Other loans	8,515	10,312
Nonrecurring basis | Commercial real estate
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	3,698	8,481
Other loans	2,796	1,470
Nonrecurring basis | Commercial real estate | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Commercial real estate | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Commercial real estate | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	3,698	8,481
Other loans	2,796	1,470
Nonrecurring basis | Construction real estate
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	3,387	6,473
Nonrecurring basis | Construction real estate | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Construction real estate | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Construction real estate | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	3,387	6,473
Nonrecurring basis | SEPH commercial land and development
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	2,044
Nonrecurring basis | SEPH commercial land and development | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	2,044
Nonrecurring basis | SEPH commercial land and development
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value		2,078
Nonrecurring basis | SEPH commercial land and development | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value		2,078
Nonrecurring basis | Remaining commercial
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	1,872	3,483
Nonrecurring basis | Remaining commercial | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	1,872	3,483
Nonrecurring basis | Residential real estate
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	1,882	2,921
Other loans	2,332	2,369
Nonrecurring basis | Residential real estate | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Residential real estate | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Residential real estate | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	1,882	2,921
Other loans	$ 2,332	$ 2,369